Partners' Capital And Distributions (Schedule Of Cash Distributions To Limited Partners) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Distribution Made to Member or Limited Partner [Line Items]
Total cash distribution paid during period	$ 40,418	$ 30,633
Limited Partners
Distribution Made to Member or Limited Partner [Line Items]
Total cash distribution paid during period	40,307	30,587
Phantom Units
Distribution Made to Member or Limited Partner [Line Items]
Total cash distribution paid during period	$ 111	$ 46